SELECTED STATEMENTS OF COMPREHENSIVE LOSS (Details) (USD $)	12 Months Ended		29 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Selected Statements Of Operations Data [Line Items]
Payroll, office and related	$ 1,553,680	$ 1,038,998	$ 2,710,719
Legal and professional fees	1,342,073	310,256	1,691,106
Stock-based compensation	2,388,415	390,403	2,778,818
Issuance of Common Stock and warrants to service provider	1,011,370	437,499	1,448,869
Total General and administrative	$ 6,295,538	$ 2,177,156	$ 8,629,512